DEBT	12 Months Ended
Jun. 25, 2014
Debt Disclosure [Abstract]
DEBT
DEBT
Long-term debt consists of the following (in thousands):

	2014	2013
3.88% notes	$299,736	$299,707
2.60% notes	249,864	249,829
Term loan	187,500	212,500
Revolving credit facility	80,000	0
Capital lease obligations (see Note 9)	43,086	45,681
	860,186	807,717
Less current installments	(27,884)	(27,596)
	$832,302	$780,121

Our credit facility, which matures in August 2016, includes a $250 million revolver and a $250 million term loan. During fiscal 2014, $120.0 million was drawn from the revolver to fund share repurchases. We repaid $40.0 million of the outstanding balance leaving $170 million of credit available under the revolver as of June 25, 2014. During fiscal 2014, we paid the required term loan installments totaling $25.0 million bringing the outstanding balance to $187.5 million.
The term loan and revolving credit facility bear interest at LIBOR plus an applicable margin, which is a function of our credit rating and debt to cash flow ratio, but is subject to a maximum of LIBOR plus 2.50%. Based on our current credit rating, we are paying interest at a rate of LIBOR plus 1.63%. One month LIBOR at June 25, 2014 was approximately 0.15%.
In May 2013, we issued $550.0 million of notes consisting of two tranches - $250.0 million of 2.60% notes due in May 2018 and $300.0 million of 3.88% notes due in May 2023. We received proceeds totaling approximately $549.5 million prior to debt issuance costs and utilized the proceeds to redeem the 5.75% notes due in June 2014, pay down the revolver and fund share repurchases. The new notes require semi-annual interest payments which began in the second quarter of fiscal 2014.
Our debt agreements contain various financial covenants that, among other things, require the maintenance of certain leverage and fixed charge coverage ratios. We are currently in compliance with all financial covenants.
Excluding capital lease obligations (see Note 9) and interest, our long-term debt maturities for the five years following June 25, 2014 and thereafter are as follows (in thousands):

Fiscal Year	Long-Term Debt
2015	$25,000
2016	25,000
2017	217,500
2018	249,864
2019	0
Thereafter	299,736
$817,100